Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Revenue from Contracts with Customers

		UNITED STATES DOLLAR
		2019	2018	2017
1.	REVENUE
	Revenue from contracts with customers	2,967.1	2,577.8	2,761.8
	- Gold¹	2,802.0	2,408.6	2,584.0
	- Copper²	165.1	169.2	177.8
	Disclosure of disaggregated revenue from contracts with customers

The Group generates revenue primarily from the sale of gold bullion and copper concentrate to refineries and banks. All revenue from contracts with customers is recognised at a point in time. The Group also produces silver which is an insignificant by-product.

	The disaggregation of revenue from contracts with customers by primary geographical market and product is described in the segment note (note 43).

¹	All regions.
²	Only Peru region (Cerro Corona).